Offerings - Offering: 1	May 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	4,000,000
Proposed Maximum Offering Price per Unit	1.23
Maximum Aggregate Offering Price	$ 4,920,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 679.45
Offering Note	(1) The proposed maximum aggregate offering price per security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form S-3 under the Securities Act. (2) The registration fee has been calculated in accordance with Rule 457(o) under the Securities Act. (3) Proposed maximum offering price per share is $1.23, estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act based on the average of the high and low prices of the registrant's common stock on the Nasdaq stock market on May 4, 2026 (such date being within five business days of May 7, 2026, the date that this registration statement on Form S-3 was first filed with the Securities and Exchange Commission). (4) Proposed maximum aggregate offering price is $4,920,000, based on the proposed maximum offering price per share set forth in footnote 3 above.